Statements of Changes in Net Assets Available for Benefits - TD 401(k) Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributed to:
Interest and dividends	$ 71,684,057	$ 64,254,415
Net appreciation in fair value of investments	935,818,949	620,449,039
Net investment income	1,007,503,006	684,703,454
Contributions:
Participant	250,912,224	233,461,552
Employer	210,388,506	198,025,637
Rollovers	53,254,779	36,772,259
Total contributions	514,555,509	468,259,448
Transfer from merged employee benefit plans		315,861,942
Other adjustments (Note 1)	(1,254,561)	25,399
Total additions, net	1,520,803,954	1,468,850,243
Deductions from net assets attributed to:
Benefits paid to participants	501,880,052	438,498,087
Administrative expenses	1,436,387	1,362,089
Total deductions	503,316,439	439,860,176
Net increase in net assets available for benefits	1,017,487,515	1,028,990,067
Net assets available for benefits:
Beginning of year	5,971,163,889	4,942,173,822
End of year	$ 6,988,651,404	$ 5,971,163,889